Shareholder Report, Average Annual Return (Details)				12 Months Ended	60 Months Ended	76 Months Ended	106 Months Ended	118 Months Ended
	Jun. 11, 2018	Nov. 30, 2015	Dec. 04, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000161620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund		Counterpoint Tactical Equity Fund
Average Annual Return, Percent				26.52%	10.69%		4.91%
C000161621
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund
C000161622
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Counterpoint Tactical Equity Fund
C000146567
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Counterpoint Tactical Income Fund
Average Annual Return, Percent				5.04%	4.01%			4.50%
C000146568
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Counterpoint Tactical Income Fund
C000146569
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Counterpoint Tactical Income Fund
C000200261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Average Annual Return, Percent				7.26%	2.74%	3.41%
C000200262
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Counterpoint Tactical Municipal Fund
C000200263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Without Sales Load [Member] | C000161620
Average Annual Return [Line Items]
Average Annual Return, Percent				34.25%	12.01%		5.62%
Without Sales Load [Member] | C000161621
Average Annual Return [Line Items]
Average Annual Return, Percent				33.22%	11.15%		4.82%
Without Sales Load [Member] | C000161622
Average Annual Return [Line Items]
Average Annual Return, Percent				34.55%	12.27%		5.88%
Without Sales Load [Member] | C000146567
Average Annual Return [Line Items]
Average Annual Return, Percent				10.01%	4.97%			4.99%
Without Sales Load [Member] | C000146568
Average Annual Return [Line Items]
Average Annual Return, Percent				9.19%	4.19%			4.23%
Without Sales Load [Member] | C000146569
Average Annual Return [Line Items]
Average Annual Return, Percent				10.20%	5.22%			5.23%
Without Sales Load [Member] | C000200261
Average Annual Return [Line Items]
Average Annual Return, Percent				12.35%	3.69%	4.17%
Without Sales Load [Member] | C000200262
Average Annual Return [Line Items]
Average Annual Return, Percent				11.51%	2.90%	3.38%
Without Sales Load [Member] | C000200263
Average Annual Return [Line Items]
Average Annual Return, Percent				12.49%	3.93%	4.42%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent				36.35%	15.98%		14.26%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent				36.35%	15.98%		14.26%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				20.22%	9.40%		8.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				11.57%	0.33%			1.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				11.57%	0.33%			1.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				11.57%	0.33%			1.73%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent				10.37%	1.39%	2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent				10.37%	1.39%	2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent				10.37%	1.39%	2.42%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				20.22%	9.40%		8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				5.52%	2.34%		1.85%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				20.22%	9.40%		8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				5.52%	2.34%		1.85%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent				5.52%	2.34%		1.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent				36.35%	15.98%		14.26%